Contractual Commitments	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Contractual Commitments
35. CONTRACTUAL COMMITMENTS
35.a) Exploitation concessions, transport concessions and exploration permits
In fiscal year ended December 31, 2024, the Group obtained exploitation concessions, transport concessions and exploration permits which include commitments to make certain investments and expenditures and to maintain activity levels. In addition, extensions of certain concessions and permits were obtained, and certain areas were reversed. The most relevant agreements, concessions and permits that took place in the year ended December 31, 2024 are described below:

•	Offshore exploration permits AUS 105 and AUS 106
On November 1, 2024, Decrees No. 975/2024 and No. 976/2024 were published in the BO, through which Equinor Argentina AS (Sucursal Argentina) was authorized to assign in favor of YPF 35% of its interest in the exploration permits in the offshore blocks AUS 105 and AUS 106, respectively.
35.b) Investment agreements and commitments and assignments
The Group has executed investment agreements and commitments, and assignments. The main characteristics of the most relevant agreements and commitments, and assignments executed in fiscal years ended December 31, 2024, 2023 and 2022 are described below:

•	Transportation concession for the Vaca Muerta Norte oil pipeline
On February 9, 2023, through Decree No. 299/2023 issued by the Province of Neuquén, YPF was granted an crude oil transportation concession associated with the La Amarga Chica Hydrocarbon Unconventional Exploitation Concession, which includes the construction of an crude oil pipeline from La Amarga Chica to the Puesto Hernández blocks for the supply of Luján de Cuyo Refinery and the export of crude oil to Chile for the remaining term of the exploitation concession abovementioned. As of the date of issuance of these consolidated financial statements, the assignment by YPF to other companies of the oil and gas industry of its 24.8% interest in this transportation concession is pending approval by the Province of Neuquén.
35.c) Contractual commitments
The Group has signed contracts under which it has agreed to buy certain products and services, and to sell natural gas, LPG and other products. Some of the mentioned contracts include penalty clauses establishing compensations for the breach of the obligation to receive, deliver or transport the product subject-matter of the contract. The anticipated estimated losses for contracts in progress, if any, considering the compensations mentioned above, have been charged to net profit or loss for the year or period in which they were identified.
The Group has renegotiated certain natural gas export contracts that were affected for regulatory reasons by interruptible and firm natural gas supply contracts in compliance with the natural gas export regulations effective in Argentina at each given time. As of the date of issuance of these financial statements, the Group is performing the activities in compliance with the commitments agreed above. Should the Group fail to comply with those agreements, we could be subject to significant claims, subject to the defenses that the Group might have.
As of December 31, 2024, the exploratory and investment commitments and expenses until the completion of the most significant exploration permits and exploitation concessions amount to 1,994.
35.d) Granted guarantees
As of December 31, 2024, the Group issued bank guarantees for an amount of 12. YPF assumed other commitments for an amount of 77 in relation to compliance with obligations of its subsidiaries and joint ventures.
YPF has opened a reserve and payment account in New York for holders of Class XVI NO, whose balance as of December 31, 2024, 2023 and 2022 is 165, 138 (of which there was an outstanding amount of 40 to reach the total amount of 178) and 160 (of which there was an outstanding amount of 25 to reach the total amount of 185), respectively, representing 125% of the debt services of NO to be paid over the next 6 months, in line with existing foreign exchange regulations.
On January 2024, YPF has opened a reserve and payment account in New York for holders of Class XXVIII NO, whose balance as of December 31, 2024 is 48, representing 125% of the debt services of NO to be paid over the next 6 months, in line with existing foreign exchange regulations.